UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2018
Columbia Global Infrastructure Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Infrastructure Fund   |  Semiannual Report 2018

Columbia Global Infrastructure Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Craig Leopold, CFA
Co-Portfolio Manager
Managed Fund since 2013
Tiffany Wade
Co-Portfolio Manager
Managed Fund since January 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	02/19/09	-5.89	-6.82	3.16	14.55
	Including sales charges		-11.33	-12.16	1.95	13.86
Advisor Class*		03/19/13	-5.81	-6.64	3.42	14.72
Class C	Excluding sales charges	02/19/09	-5.89	-6.80	3.05	14.07
	Including sales charges		-6.83	-7.70	3.05	14.07
Institutional Class*		09/27/10	-5.70	-6.60	3.43	14.80
Institutional 2 Class		02/19/09	-5.69	-6.52	3.51	14.95
Institutional 3 Class*		03/01/17	-5.71	-6.55	3.29	14.63
Class R		02/19/09	-5.99	-7.10	2.90	14.24
S&P Global Infrastructure Index (Net)			-5.86	-8.46	3.60	8.73
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective February 5, 2018, the Fund compares its performance to that of the S&P Global Infrastructure Index (Net) (the New Index). Prior to this date, the Fund compared its performance to that of the S&P Global Infrastructure Index (Total Return) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. The S&P Global Infrastructure Index (Net) and the S&P Global Infrastructure Index (Total Return) are comprised of 75 companies around the world that represent the listed infrastructure universe. To create diversified exposure, the indices include three distinct infrastructure clusters: utilities, transportation, and energy.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the S&P Global Infrastructure Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Infrastructure Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at October 31, 2018)
Williams Companies, Inc. (The) (United States)	5.0
Transurban Group (Australia)	4.6
American Electric Power Co., Inc. (United States)	3.8
TransCanada Corp. (Canada)	3.7
Sydney Airport (Australia)	3.7
Ameren Corp. (United States)	3.4
Enbridge, Inc. (Canada)	3.3
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2.9
American Tower Corp. (United States)	2.7
Infrastrutture Wireless Italiane SpA (Italy)	2.7
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at October 31, 2018)
Communication Services	9.0
Energy	18.7
Industrials	37.6
Information Technology	2.4
Materials	3.5
Real Estate	5.0
Utilities	23.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at October 31, 2018)
Australia	8.1
Canada	10.6
China	0.5
Denmark	2.0
Finland	1.0
France	4.3
Germany	4.3
Ireland	1.8
Italy	2.6
Japan	2.3
Mexico	2.3
Panama	1.0
Spain	3.0
Switzerland	2.2
United Kingdom	4.2
United States(a)	49.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Infrastructure Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	941.10	1,019.16	5.87	6.11	1.20
Advisor Class	1,000.00	1,000.00	941.90	1,020.47	4.60	4.79	0.94
Class C	1,000.00	1,000.00	941.10	1,018.90	6.12	6.36	1.25
Institutional Class	1,000.00	1,000.00	943.00	1,020.47	4.60	4.79	0.94
Institutional 2 Class	1,000.00	1,000.00	943.10	1,020.82	4.26	4.43	0.87
Institutional 3 Class	1,000.00	1,000.00	942.90	1,021.02	4.06	4.23	0.83
Class R	1,000.00	1,000.00	940.10	1,017.95	7.04	7.32	1.44
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under the agreement, certain share classes of the Fund pay a fee up to a percent of the applicable share class’s average daily net assets. To the extent distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fees is not charged to the share class. Effective September 1, 2018, Class C shares resumed paying distribution and/or shareholder services fees to the Distributor. If Class C shares paid in full distribution and/or shareholder services fees for the entire six-month period ended October 31, 2018, the actual expenses paid would have been $9.49 and the hypothetical expenses paid would have been $9.86.
4	Columbia Global Infrastructure Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 8.1%
Sydney Airport	1,629,855	7,449,371
Transurban Group	1,155,411	9,293,378
Total		16,742,749
Canada 10.6%
Canadian Pacific Railway Ltd.	18,139	3,718,495
Enbridge, Inc.	209,130	6,506,034
Suncor Energy, Inc.	122,048	4,065,419
TransCanada Corp.	197,591	7,450,657
Total		21,740,605
China 0.5%
Shenzhen International Holdings Ltd.	536,000	1,026,887
Denmark 2.0%
Ørsted A/S	63,097	4,008,880
Finland 1.0%
Wartsila OYJ	120,841	2,060,587
France 4.3%
Eiffage SA	46,162	4,518,505
VINCI SA	48,653	4,346,827
Total		8,865,332
Germany 4.3%
Fraport AG Frankfurt Airport Services Worldwide	75,274	5,823,198
KION Group AG	52,801	3,091,922
Total		8,915,120
Ireland 1.8%
Ingersoll-Rand PLC	38,925	3,734,465
Italy 2.7%
Infrastrutture Wireless Italiane SpA	780,578	5,437,350
Japan 2.3%
Nippon Telegraph & Telephone Corp.	114,800	4,734,193
Mexico 2.3%
GMexico Transportes SAB de CV	801,100	1,094,385
Grupo Aeroportuario del Centro Norte SAB de CV	323,400	1,693,797
Infraestructura Energetica Nova SAB de CV	503,500	1,963,361
Total		4,751,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.0%
Aena SME SA	15,614	2,496,267
Cellnex Telecom SA	150,240	3,745,428
Total		6,241,695
Switzerland 2.2%
ABB Ltd.	158,998	3,204,745
Landis+Gyr Group AG	20,372	1,235,893
Total		4,440,638
United Kingdom 4.2%
Liberty Global PLC, Class A(a)	156,987	4,023,577
Severn Trent PLC	129,173	3,075,980
TechnipFMC PLC	56,772	1,493,104
Total		8,592,661
United States 47.0%
Aerojet Rocketdyne Holdings, Inc.(a)	36,833	1,300,942
Albemarle Corp.	19,918	1,976,264
Ameren Corp.	104,998	6,780,771
American Electric Power Co., Inc.	104,049	7,633,035
American Tower Corp.	34,982	5,450,546
AquaVenture Holdings Ltd.(a)	95,016	1,591,518
Badger Meter, Inc.	25,927	1,273,275
Caterpillar, Inc.	11,361	1,378,317
Cheniere Energy, Inc.(a)	50,473	3,049,074
Crown Castle International Corp.	14,204	1,544,543
DTE Energy Co.	42,348	4,759,915
EOG Resources, Inc.	22,148	2,333,070
Equinix, Inc.	7,564	2,864,789
General Electric Co.	127,386	1,286,599
Honeywell International, Inc.	28,731	4,160,823
Itron, Inc.(a)	18,736	976,895
L3 Technologies, Inc.	20,168	3,821,231
Lam Research Corp.	8,595	1,218,169
Livent Corp.(a)	158,730	2,476,188
Martin Marietta Materials, Inc.	14,430	2,471,570
MasTec, Inc.(a)	84,661	3,683,600
NextEra Energy, Inc.	16,590	2,861,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NiSource, Inc.	214,384	5,436,778
Norfolk Southern Corp.	15,147	2,542,121
Pinnacle West Capital Corp.	42,691	3,511,335
Resideo Technologies, Inc.(a)	4,788	100,787
Valero Energy Corp.	23,478	2,138,611
Williams Companies, Inc. (The)	409,726	9,968,634
Xcel Energy, Inc.	110,640	5,422,466
Xylem, Inc.	40,476	2,654,416
Total		96,668,057
Total Common Stocks (Cost $188,957,263)		197,960,762

Foreign Government Obligations(b) 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 1.0%
Autoridad del Canal de Panama(c)
07/29/2035	4.950%	2,000,000	2,036,786
Total Foreign Government Obligations (Cost $1,964,640)			2,036,786
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(d),(e)	5,793,964	5,793,385
Total Money Market Funds (Cost $5,793,385)		5,793,385
Total Investments in Securities (Cost $196,715,288)		205,790,933
Other Assets & Liabilities, Net		(231,171)
Net Assets		$205,559,762

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $2,036,786, which represents 0.99% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	5,643,488	53,700,793	(53,550,317)	5,793,964	96	136	26,431	5,793,385
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Infrastructure Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,742,749	—	—	16,742,749
Canada	21,740,605	—	—	—	21,740,605
China	—	1,026,887	—	—	1,026,887
Denmark	—	4,008,880	—	—	4,008,880
Finland	—	2,060,587	—	—	2,060,587
France	—	8,865,332	—	—	8,865,332
Germany	—	8,915,120	—	—	8,915,120
Ireland	3,734,465	—	—	—	3,734,465
Italy	—	5,437,350	—	—	5,437,350
Japan	—	4,734,193	—	—	4,734,193
Mexico	4,751,543	—	—	—	4,751,543
Spain	—	6,241,695	—	—	6,241,695
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	4,440,638	—	—	4,440,638
United Kingdom	5,516,681	3,075,980	—	—	8,592,661
United States	96,668,057	—	—	—	96,668,057
Total Common Stocks	132,411,351	65,549,411	—	—	197,960,762
Foreign Government Obligations	—	2,036,786	—	—	2,036,786
Money Market Funds	—	—	—	5,793,385	5,793,385
Total Investments in Securities	132,411,351	67,586,197	—	5,793,385	205,790,933
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Infrastructure Fund | Semiannual Report 2018

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $190,921,903)	$199,997,548
Affiliated issuers (cost $5,793,385)	5,793,385
Foreign currency (cost $56,683)	56,683
Receivable for:
Investments sold	4,567,052
Capital shares sold	131,477
Dividends	161,474
Interest	25,300
Foreign tax reclaims	143,194
Prepaid expenses	2,707
Total assets	210,878,820
Liabilities
Due to custodian	65,330
Payable for:
Investments purchased	4,730,380
Capital shares purchased	399,066
Management services fees	3,995
Distribution and/or service fees	1,165
Transfer agent fees	22,574
Compensation of board members	52,902
Compensation of chief compliance officer	27
Other expenses	43,619
Total liabilities	5,319,058
Net assets applicable to outstanding capital stock	$205,559,762
Represented by
Paid in capital	191,034,688
Total distributable earnings (loss)	14,525,074
Total - representing net assets applicable to outstanding capital stock	$205,559,762
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
October 31, 2018 (Unaudited)
Class A
Net assets	$75,349,729
Shares outstanding	6,374,394
Net asset value per share	$11.82
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.54
Advisor Class
Net assets	$1,844,654
Shares outstanding	151,516
Net asset value per share	$12.17
Class C
Net assets	$23,370,723
Shares outstanding	2,120,362
Net asset value per share	$11.02
Institutional Class
Net assets	$46,433,658
Shares outstanding	3,844,578
Net asset value per share	$12.08
Institutional 2 Class
Net assets	$31,836,829
Shares outstanding	2,633,149
Net asset value per share	$12.09
Institutional 3 Class
Net assets	$26,066,368
Shares outstanding	2,162,476
Net asset value per share	$12.05
Class R
Net assets	$657,801
Shares outstanding	57,376
Net asset value per share	$11.46
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Infrastructure Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,290,672
Dividends — affiliated issuers	26,431
Interest	382,819
Foreign taxes withheld	(259,314)
Total income	3,440,608
Expenses:
Management services fees	883,314
Distribution and/or service fees
Class A	110,408
Class C	43,188
Class R	2,310
Transfer agent fees
Class A	55,977
Advisor Class	1,443
Class C	17,707
Institutional Class	37,200
Institutional 2 Class	11,810
Institutional 3 Class	1,042
Class R	585
Compensation of board members	10,049
Custodian fees	9,171
Printing and postage fees	22,875
Registration fees	61,546
Audit fees	19,144
Legal fees	5,456
Interest on interfund lending	23
Compensation of chief compliance officer	27
Other	6,301
Total expenses	1,299,576
Expense reduction	(20)
Total net expenses	1,299,556
Net investment income	2,141,052
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	827,379
Investments — affiliated issuers	96
Foreign currency translations	(146,383)
Net realized gain	681,092
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(15,201,314)
Investments — affiliated issuers	136
Foreign currency translations	96,725
Net change in unrealized appreciation (depreciation)	(15,104,453)
Net realized and unrealized loss	(14,423,361)
Net decrease in net assets resulting from operations	$(12,282,309)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$2,141,052	$4,024,154
Net realized gain	681,092	7,942,599
Net change in unrealized appreciation (depreciation)	(15,104,453)	(6,322,953)
Net increase (decrease) in net assets resulting from operations	(12,282,309)	5,643,800
Distributions to shareholders
Net investment income
Class A	—	(599,274)
Advisor Class	—	(10,336)
Class C	—	(232,088)
Institutional Class	—	(529,690)
Institutional 2 Class	—	(269,128)
Institutional 3 Class	—	(235,341)
Class K	—	(426)
Class R	—	(4,497)
Net realized gains
Class A	—	(3,056,146)
Advisor Class	—	(41,979)
Class C	—	(934,627)
Institutional Class	—	(2,133,086)
Institutional 2 Class	—	(1,074,701)
Institutional 3 Class	—	(867,457)
Class K	—	(2,065)
Class R	—	(31,267)
Total distributions to shareholders	—	(10,022,108)
Increase (decrease) in net assets from capital stock activity	(45,279,656)	41,866,788
Total increase (decrease) in net assets	(57,561,965)	37,488,480
Net assets at beginning of period	263,121,727	225,633,247
Net assets at end of period	$205,559,762	$263,121,727
Undistributed net investment income	$3,977,017	$1,835,965
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Infrastructure Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	190,742	2,405,567	1,578,373	20,449,472
Distributions reinvested	—	—	278,808	3,649,599
Redemptions	(1,324,458)	(16,704,657)	(1,679,667)	(21,784,621)
Net increase (decrease)	(1,133,716)	(14,299,090)	177,514	2,314,450
Advisor Class
Subscriptions	31,467	407,322	188,053	2,482,973
Distributions reinvested	—	—	3,885	52,252
Redemptions	(76,984)	(1,009,016)	(33,992)	(453,552)
Net increase (decrease)	(45,517)	(601,694)	157,946	2,081,673
Class B
Subscriptions	—	—	193	2,294
Redemptions	—	—	(309,952)	(3,750,014)
Net decrease	—	—	(309,759)	(3,747,720)
Class C
Subscriptions	55,784	655,910	746,026	9,093,616
Distributions reinvested	—	—	95,568	1,165,923
Redemptions	(459,643)	(5,398,884)	(488,428)	(5,923,557)
Net increase (decrease)	(403,859)	(4,742,974)	353,166	4,335,982
Institutional Class
Subscriptions	386,558	5,035,278	1,495,863	19,831,279
Distributions reinvested	—	—	199,582	2,662,421
Redemptions	(1,654,931)	(21,361,454)	(2,333,651)	(30,864,783)
Net decrease	(1,268,373)	(16,326,176)	(638,206)	(8,371,083)
Institutional 2 Class
Subscriptions	784,862	10,122,729	3,222,093	43,598,186
Distributions reinvested	—	—	100,654	1,343,737
Redemptions	(1,386,267)	(18,022,733)	(242,550)	(3,220,697)
Net increase (decrease)	(601,405)	(7,900,004)	3,080,197	41,721,226
Institutional 3 Class
Subscriptions	26,440	338,871	314,138	4,226,002
Distributions reinvested	—	—	82,909	1,102,692
Redemptions	(115,798)	(1,486,229)	(128,169)	(1,694,951)
Net increase (decrease)	(89,358)	(1,147,358)	268,878	3,633,743
Class K
Distributions reinvested	—	—	182	2,404
Redemptions	—	—	(5,225)	(67,786)
Net decrease	—	—	(5,043)	(65,382)
Class R
Subscriptions	3,846	47,353	24,096	304,516
Distributions reinvested	—	—	1,817	23,109
Redemptions	(26,217)	(309,713)	(28,620)	(363,726)
Net decrease	(22,371)	(262,360)	(2,707)	(36,101)
Total net increase (decrease)	(3,564,599)	(45,279,656)	3,081,986	41,866,788
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$12.56	0.10	(0.84)	(0.74)	—	—	—
Year Ended 4/30/2018	$12.67	0.19	0.19	0.38	(0.08)	(0.41)	(0.49)
Year Ended 4/30/2017	$11.56	0.27	1.13	1.40	(0.29)	—	(0.29)
Year Ended 4/30/2016	$16.59	0.20	(1.85)	(1.65)	(0.25)	(3.13)	(3.38)
Year Ended 4/30/2015	$21.12	0.24	0.61	0.85	(0.29)	(5.09)	(5.38)
Year Ended 4/30/2014	$21.31	0.09	6.25	6.34	(0.22)	(6.31)	(6.53)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$12.92	0.13	(0.88)	(0.75)	—	—	—
Year Ended 4/30/2018	$13.01	0.22	0.20	0.42	(0.10)	(0.41)	(0.51)
Year Ended 4/30/2017	$11.85	0.26	1.22	1.48	(0.32)	—	(0.32)
Year Ended 4/30/2016	$16.93	0.23	(1.89)	(1.66)	(0.29)	(3.13)	(3.42)
Year Ended 4/30/2015	$21.44	0.32	0.60	0.92	(0.34)	(5.09)	(5.43)
Year Ended 4/30/2014	$21.55	0.17	6.31	6.48	(0.28)	(6.31)	(6.59)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$11.71	0.09	(0.78)	(0.69)	—	—	—
Year Ended 4/30/2018	$11.84	0.21	0.17	0.38	(0.10)	(0.41)	(0.51)
Year Ended 4/30/2017	$10.82	0.27	1.07	1.34	(0.32)	—	(0.32)
Year Ended 4/30/2016	$15.72	0.20	(1.76)	(1.56)	(0.21)	(3.13)	(3.34)
Year Ended 4/30/2015	$20.27	0.09	0.58	0.67	(0.13)	(5.09)	(5.22)
Year Ended 4/30/2014	$20.74	(0.08)	6.04	5.96	(0.12)	(6.31)	(6.43)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$12.81	0.12	(0.85)	(0.73)	—	—	—
Year Ended 4/30/2018	$12.91	0.23	0.18	0.41	(0.10)	(0.41)	(0.51)
Year Ended 4/30/2017	$11.77	0.25	1.21	1.46	(0.32)	—	(0.32)
Year Ended 4/30/2016	$16.83	0.24	(1.88)	(1.64)	(0.29)	(3.13)	(3.42)
Year Ended 4/30/2015	$21.35	0.29	0.63	0.92	(0.35)	(5.09)	(5.44)
Year Ended 4/30/2014	$21.48	0.10	6.35	6.45	(0.27)	(6.31)	(6.58)
Institutional 2 Class
Six Months Ended 10/31/2018 (Unaudited)	$12.82	0.12	(0.85)	(0.73)	—	—	—
Year Ended 4/30/2018	$12.91	0.22	0.20	0.42	(0.10)	(0.41)	(0.51)
Year Ended 4/30/2017	$11.76	0.24	1.24	1.48	(0.33)	—	(0.33)
Year Ended 4/30/2016	$16.83	0.24	(1.87)	(1.63)	(0.31)	(3.13)	(3.44)
Year Ended 4/30/2015	$21.35	0.30	0.63	0.93	(0.36)	(5.09)	(5.45)
Year Ended 4/30/2014	$21.49	0.15	6.32	6.47	(0.30)	(6.31)	(6.61)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$12.78	0.12	(0.85)	(0.73)	—	—	—
Year Ended 4/30/2018	$12.87	0.24	0.19	0.43	(0.11)	(0.41)	(0.52)
Year Ended 4/30/2017(f)	$12.35	0.04	0.48	0.52	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Infrastructure Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$11.82	(5.89%)	1.20% (c),(d)	1.20% (c),(d),(e)	1.57% (c)	27%	$75,350
Year Ended 4/30/2018	$12.56	2.84%	1.20%	1.20% (e)	1.45%	45%	$94,274
Year Ended 4/30/2017	$12.67	12.33%	1.21%	1.21% (e)	2.27%	60%	$92,892
Year Ended 4/30/2016	$11.56	(8.50%)	1.20%	1.20% (e)	1.43%	60%	$148,931
Year Ended 4/30/2015	$16.59	4.90%	1.15%	1.15% (e)	1.22%	51%	$268,460
Year Ended 4/30/2014	$21.12	32.06%	1.16%	1.16% (e)	0.39%	51%	$307,298
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$12.17	(5.81%)	0.94% (c),(d)	0.94% (c),(d),(e)	1.90% (c)	27%	$1,845
Year Ended 4/30/2018	$12.92	3.08%	0.95%	0.95% (e)	1.68%	45%	$2,545
Year Ended 4/30/2017	$13.01	12.71%	0.97%	0.97% (e)	2.17%	60%	$509
Year Ended 4/30/2016	$11.85	(8.38%)	0.96%	0.96% (e)	1.66%	60%	$237
Year Ended 4/30/2015	$16.93	5.20%	0.91%	0.91% (e)	1.69%	51%	$134
Year Ended 4/30/2014	$21.44	32.40%	0.91%	0.91% (e)	0.77%	51%	$89
Class C
Six Months Ended 10/31/2018 (Unaudited)	$11.02	(5.89%)	1.25% (c),(d)	1.25% (c),(d),(e)	1.51% (c)	27%	$23,371
Year Ended 4/30/2018	$11.71	3.05%	0.95%	0.95% (e)	1.70%	45%	$29,565
Year Ended 4/30/2017	$11.84	12.63%	0.97%	0.97% (e)	2.46%	60%	$25,709
Year Ended 4/30/2016	$10.82	(8.40%)	1.13%	1.13% (e)	1.50%	60%	$23,952
Year Ended 4/30/2015	$15.72	4.12%	1.90%	1.90% (e)	0.47%	51%	$38,305
Year Ended 4/30/2014	$20.27	31.01%	1.91%	1.91% (e)	(0.35%)	51%	$40,179
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$12.08	(5.70%)	0.94% (c),(d)	0.94% (c),(d),(e)	1.84% (c)	27%	$46,434
Year Ended 4/30/2018	$12.81	3.03%	0.95%	0.95% (e)	1.71%	45%	$65,513
Year Ended 4/30/2017	$12.91	12.63%	0.99%	0.99% (e)	2.11%	60%	$74,245
Year Ended 4/30/2016	$11.77	(8.30%)	0.95%	0.95% (e)	1.69%	60%	$15,547
Year Ended 4/30/2015	$16.83	5.18%	0.90%	0.90% (e)	1.47%	51%	$37,933
Year Ended 4/30/2014	$21.35	32.40%	0.92%	0.92% (e)	0.42%	51%	$70,199
Institutional 2 Class
Six Months Ended 10/31/2018 (Unaudited)	$12.09	(5.69%)	0.87% (c),(d)	0.87% (c),(d)	1.90% (c)	27%	$31,837
Year Ended 4/30/2018	$12.82	3.11%	0.89%	0.89%	1.70%	45%	$41,473
Year Ended 4/30/2017	$12.91	12.81%	0.90%	0.90%	2.02%	60%	$1,993
Year Ended 4/30/2016	$11.76	(8.27%)	0.86%	0.86%	1.78%	60%	$278
Year Ended 4/30/2015	$16.83	5.26%	0.83%	0.83%	1.53%	51%	$255
Year Ended 4/30/2014	$21.35	32.47%	0.82%	0.82%	0.66%	51%	$22
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$12.05	(5.71%)	0.83% (c),(d)	0.83% (c),(d)	1.90% (c)	27%	$26,066
Year Ended 4/30/2018	$12.78	3.19%	0.83%	0.83%	1.82%	45%	$28,779
Year Ended 4/30/2017(f)	$12.87	4.21%	0.85% (c)	0.85% (c)	2.08% (c)	60%	$25,523
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 10/31/2018 (Unaudited)	$12.19	0.08	(0.81)	(0.73)	—	—	—
Year Ended 4/30/2018	$12.33	0.15	0.18	0.33	(0.06)	(0.41)	(0.47)
Year Ended 4/30/2017	$11.25	0.22	1.12	1.34	(0.26)	—	(0.26)
Year Ended 4/30/2016	$16.25	0.15	(1.81)	(1.66)	(0.21)	(3.13)	(3.34)
Year Ended 4/30/2015	$20.78	0.19	0.61	0.80	(0.24)	(5.09)	(5.33)
Year Ended 4/30/2014	$21.06	0.03	6.16	6.19	(0.16)	(6.31)	(6.47)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Infrastructure Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 10/31/2018 (Unaudited)	$11.46	(5.99%)	1.44% (c),(d)	1.44% (c),(d),(e)	1.32% (c)	27%	$658
Year Ended 4/30/2018	$12.19	2.51%	1.45%	1.45% (e)	1.20%	45%	$972
Year Ended 4/30/2017	$12.33	12.13%	1.47%	1.47% (e)	1.87%	60%	$1,017
Year Ended 4/30/2016	$11.25	(8.80%)	1.46%	1.46% (e)	1.17%	60%	$638
Year Ended 4/30/2015	$16.25	4.70%	1.40%	1.40% (e)	0.99%	51%	$735
Year Ended 4/30/2014	$20.78	31.68%	1.41%	1.41% (e)	0.15%	51%	$642
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	17

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia Global Infrastructure Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Global Infrastructure Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Global Infrastructure Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
20	Columbia Global Infrastructure Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.71% of the Fund’s average daily net assets.
Columbia Global Infrastructure Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $20.
22	Columbia Global Infrastructure Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $748,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced. Effective September 1, 2018, Class C shares resumed paying distribution and/or shareholder services fees to the Distributor. Prior to that date, the distribution and/or shareholder services expenses incurred by the Distributor had been fully recovered, and the distribution and/or shareholder services fees were not charged to the share class.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	47,731
Class C	2,407
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	1.38%	1.42%
Advisor Class	1.13	1.17
Class C	2.13	2.17
Institutional Class	1.13	1.17
Institutional 2 Class	1.07	1.12
Institutional 3 Class	1.02	1.06
Class R	1.63	1.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes
Columbia Global Infrastructure Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
distribution and/or shareholder services fees. As discussed above, effective September 1, 2018, Class C shares resumed paying distribution and/or shareholder services fees to the Distributor. To the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
196,715,000	22,129,000	(13,053,000)	9,076,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,999,342 and $105,429,296, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
24	Columbia Global Infrastructure Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	300,000	2.70	1
Interest expense incurred by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 17.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 63.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Global Infrastructure Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Utilities sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the utilities sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Global Infrastructure Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Infrastructure Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Global Infrastructure Fund | Semiannual Report 2018	27

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
28	Columbia Global Infrastructure Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Global Infrastructure Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Global Infrastructure Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Global Infrastructure Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR213_04_H01_(12/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 20, 2018